UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa D. Crossley
Title:     Director of Compliance
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Lisa D. Crossley     Stamford, CT     February 10, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $160,188 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBEY NATL PLC                 GDR              002920809    31938  1246100 SH       SOLE                  1246100        0        0
ABBEY NATL PLC                 ADR PRF B7.375   002920700    33040  1252700 SH       SOLE                  1252700        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604     4147   168000 SH       SOLE                   168000        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882     4311   168400 SH       SOLE                   168400        0        0
NATIONAL WESTMINSTER BK PLC    ADR REP PREF B   638539700      588    23100 SH       SOLE                    23100        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879     2413    95000 SH       SOLE                    95000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR I PRF I   780097861     1585    62200 SH       SOLE                    62200        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR F       780097804     2877   107000 SH       SOLE                   107000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796    17989   708497 SH       SOLE                   708497        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788    15466   671690 SH       SOLE                   671690        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    45834  1823895 SH       SOLE                  1823895        0        0